UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clifford Capital Partners Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 82.19%

Arrangement of Transportation of Freight & Cargo - 4.87%
349	C.H. Robinson Worldwide, Inc.	$ 18,284

Beverages - 2.98%
134	PepsiCo., Inc.	11,189

Computer Communications Equipment - 1.86%
312	Cisco Systems, Inc.	6,993

Crude Petroleum & Natural Gas - 2.91%
163	Devon Energy Corp.	10,910

Electric & Other Services Combined - 5.09%
569	Exelon Corp.	19,096

Electromedical & Electrotherapeutic Apparatus - 2.77%
169	Medtronic, Inc.	10,400

Fire, Marine & Casualty Insurance - 1.41%
106	American International Group, Inc.	5,301

Petroleum Refining - 1.80%
69	Exxon Mobil Corp.	6,740

Pharmaceutical Preparations - 9.00%
1,139	Blyth, Inc.	12,221
98	Johnson & Johnson	9,627
226	Teva Pharmaceutical, Ltd. ADR (Israel)	11,942
		33,790
Radio & TV Broadcasting & Communications Equipment - 3.02%
255	Dolby Laboratories, Inc. *	11,348

Retail-Hobby, Toy & Game Shops - 2.90%
1,131	Build-A-Bear Workshop, Inc. *	10,892

Retail-Variety Stores - 7.68%
303	Big Lots, Inc. *	11,475
158	Target Corp.	9,560
102	Wal-Mart Stores, Inc.	7,796
		28,831
Semiconductors & Related - 3.13%
241	Linear Technology Corp.	11,734

Services-Business Services, NEC - 1.56%
106	Ebay, Inc. *	5,855

Services-Computer Integrated Systems Design - 4.26%
947	Quality Systems, Inc. *	15,985

Services-Consumer Credit Reporting, Collection Agencies - 2.30%
87	Dun & Bradstreet Corp.	8,643

Services-Educational Services - 3.01%
1,513	Career Education Corp. *	11,287

Services-Prepackaged Software - 9.53%
737	Conversant, Inc. *	20,747
367	Microsoft Corp.	15,043
		35,790
Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 2.53%
118	Procter & Gamble Co.	9,511

State Commercial Banks - 6.17%
299	Hancock Holding Co.	10,958
186	Northern Trust Co.	12,194
		23,152
Telephone Communications (No Radiotelephone) - 3.41%
872	Orange SA ADR (France)	12,810

TOTAL FOR COMMON STOCKS (Cost $293,569) - 82.19%		$ 308,541

SHORT TERM INVESTMENTS - 27.42%
102,951	Federated Government Obligations Fund - Institutional Class, 0.01%, (Cost $102,951) **	102,951

TOTAL FOR SHORT TERM INVESTMENTS (Cost $102,951) - 27.42%		$ 102,951

TOTAL INVESTMENTS (Cost $396,520) - 109.61%		$ 411,492

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.61%)		(36,094)

NET ASSETS - 100.00%		$ 375,398

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at March 31, 2014
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Clifford Capital Partners Fund
1. SECURITY TRANSACTIONS
At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $396,520 amounted to $14,973, which consisted of aggregate gross unrealized appreciation of $16,169, and aggregate gross unrealized depreciation of $1,196.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$308,541	$0	$0	$308,541
Cash Equivalents	$102,951	$0	$0	$102,951
Total	$411,492	$0	$0	$411,492

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date May 28, 2014